Summary of Significant Accounting Policies (Details Narrative) $ / shares in Units, $ in Thousands, € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Integer $ / shares shares	Dec. 31, 2023 USD ($) Integer shares	May 25, 2022 EUR (€)
Property, Plant and Equipment [Line Items]
Interest income			$ 10	$ 14	$ 26	$ 26
Ownership percentage					100.00%
Contract with Customer, Asset, after Allowance for Credit Loss					$ 623	9
Contract liabilities	$ 3,718		3,718		3,187	414
Revenues recognized			0		100	100
Income from grants					900	1,600
Receivables from grant income					0	200
Deferred Income					600	800
Deferred income from grants, current	1,478		1,478		396	523
Deferred income from grants, non current	654		654		248	320
Prepaid expenses and other current assets	755		755		719	838
Marketing and Advertising Expense					3	100
Income tax benefits (provisions)	$ 0	$ 0	$ (1)	$ 55	$ 55	$ 82
Income tax rate					35.00%	21.00%
Warrants outstanding | shares					65,671
Accounts Receivable [Member]
Property, Plant and Equipment [Line Items]
Number of major customers | Integer					1	2
Revenue Benchmark [Member]
Property, Plant and Equipment [Line Items]
Number of major customers | Integer					3	3
Investor [Member]
Property, Plant and Equipment [Line Items]
Non-interest bearing loan					$ 400
Working Capital Warrants [Member]
Property, Plant and Equipment [Line Items]
Warrants issued (in shares) | shares					13,333
Private Placement Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrants issued (in shares) | shares					734,309
Number of shares called by each warrant (in shares) | shares	1		1		1
Exercise price (in dollars per share) | $ / shares	$ 345.00		$ 345.00		$ 345.00
Warrants outstanding | shares	65,671		65,671		65,671	65,671
Common Stock [Member] | Working Capital Warrants [Member]
Property, Plant and Equipment [Line Items]
Number of shares called by each warrant (in shares) | shares					1
Exercise price (in dollars per share) | $ / shares					$ 345.00
Common Stock [Member] | Private Placement Warrant [Member]
Property, Plant and Equipment [Line Items]
Exercise price (in dollars per share) | $ / shares					$ 345.00
Derivative Financial Instruments, Liabilities [Member]
Property, Plant and Equipment [Line Items]
Warrants issued (in shares) | shares					131,343
Derivative Financial Instruments, Liabilities [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of shares called by each warrant (in shares) | shares					1
Exercise price (in dollars per share) | $ / shares					$ 345.00
Plan 401K [Member]
Property, Plant and Equipment [Line Items]
Percentage of matching contributions					100.00%
Percentage of matching contributions, participant					5.00%
Defined contribution plan					$ 200	$ 200
HEL4CHIROLED Project [Member]
Property, Plant and Equipment [Line Items]
Income from grants						100
Income Tax Reconciliation, Warranty Liability Income Taxes					100	100
ISEHM Project [Member]
Property, Plant and Equipment [Line Items]
Income from grants						200
Industry 4.0 Solutions Project [Member]
Property, Plant and Equipment [Line Items]
Income from grants						100
NICKEFFECT Project [Member]
Property, Plant and Equipment [Line Items]
Income from grants						100
Deferred income from grants, current					100	100
Deferred income from grants, non current					100	0
GreenSkills4H2 Project [Member]
Property, Plant and Equipment [Line Items]
Income from grants					10	100
Deferred income from grants, current					0	10
Deferred income from grants, non current					10	0
Li.F.E. Project [Member]
Property, Plant and Equipment [Line Items]
Income from grants					200	500
Deferred income from grants, current						100
Prepaid expenses and other current assets					100
NIMPHEA Project [Member]
Property, Plant and Equipment [Line Items]
Income from grants					100	300
Receivables from grant income					200	100
ECOMATES Network [Member]
Property, Plant and Equipment [Line Items]
Income from grants					20	100
Deferred income from grants, current					100	100
Deferred income from grants, non current					100	20
LYDIA Project [Member]
Property, Plant and Equipment [Line Items]
Income from grants					100	100
Receivables from grant income					10	100
MEAsureD Project [Member]
Property, Plant and Equipment [Line Items]
Income from grants					250	100
Deferred income from grants, current					200	300
Deferred income from grants, non current					100	300
Equuleus (EKF Indonesia) [Member]
Property, Plant and Equipment [Line Items]
Income from grants					100	$ 0
Crusade [Member]
Property, Plant and Equipment [Line Items]
Income from grants					300
Deferred income from grants, current					40
Deferred income from grants, non current					$ 20
Maximum [Member] | Plan 401K [Member]
Property, Plant and Equipment [Line Items]
Percentage of matching contributions, participant					5.00%
Land, Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					5 years
Land, Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					50 years
Machinery and Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					3 years
Machinery and Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					20 years
Convertible Bond Loan [Member]
Property, Plant and Equipment [Line Items]
Debt carrying amount | €							€ 1.0
Debt offered amount | €							€ 0.3
Annual interest rate							8.00%
Overdue interest rate							2.50%